PROPERTY, PLANT AND EQUIPMENT - Segment breakup - (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ 68,130	$ 72,640
Assets under construction and not subject to depreciation	5,000	5,600
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	51,940	54,665
Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	6,216	7,578
Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	9,210	9,574
Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	764	823
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	127,658	125,164	$ 116,874
Cost | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	86,999	85,246
Cost | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	23,640	22,876
Cost | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	15,757	15,342
Cost | Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	1,262	1,700
Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(59,528)	(52,524)	(42,629)
Accumulated provision | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(35,059)	(30,581)
Accumulated provision | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(17,424)	(15,298)
Accumulated provision | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(6,547)	(5,768)
Accumulated provision | Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(498)	(877)
Oil and Gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	17,236	18,207
Oil and Gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	42,709	40,596	37,845
Oil and Gas properties | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(25,473)	(22,389)	(19,783)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	50,894	54,433
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	84,949	84,568	79,029
Plant and Equipment | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	$ (34,055)	$ (30,135)	$ (22,846)